BALANCED FUND
BALANCED FUND

PACIFIC GLOBAL FUND, INC.

D/B/A/ PACIFIC ADVISORS FUND INC.

SUPPLEMENT DATED MAY 23, 2016

TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

DATED MAY 1, 2016

This Supplement updates information contained in the Prospectus and Statement of Additional Information for Pacific Global Fund Inc. d/b/a Pacific Advisors Fund Inc. (the “Company”), dated May 1, 2016.  Please keep this Supplement together with your Prospectus and Statement of Additional Information for future reference.

The Board of Directors of the Company has approved a Plan of Liquidation and Dissolution (the “Plan”) that, pending shareholder approval, provides for the liquidation of the Government Securities Fund (the “Fund”).  It is anticipated that, if approved, the liquidation will be completed on or about June 24, 2016, subject to any necessary approval of the Fund’s shareholders and the satisfactory winding up of the Fund’s operations.  The Plan is subject to approval by shareholders of the Fund at a Special Meeting of Shareholders to be held on June 20, 2016 or at any adjournments thereof.

In connection with the anticipated liquidation, the Board approved, effective May 23, 2016, the closure of each class of the Fund to new investments, including new investors, additional purchases from existing investors and purchases for exchange from other funds. The Board also approved, effective May 23, 2016, the closure of each class of the Fund to reinvestments of dividends and distributions. Therefore, the Fund will no longer offer shares for purchase. The Fund reserves the right to change this policy at any time. Of course, shareholders will continue to be able to exchange or redeem their shares in accordance with the policies in the Prospectus.

If shareholders of the Fund approve the Plan, the Fund will promptly begin liquidating its portfolio assets and will hold or reinvest the proceeds thereof in cash and such short-term securities as the Fund may lawfully hold or invest.  As a result, the Fund will not be pursuing its investment objective.

The Fund anticipates that it will complete the liquidation on or around the close of business on June 24, 2016 (the “Liquidation Date”). On or before the Liquidation Date, the Fund will make liquidating distributions to each remaining shareholder, equal to the shareholder’s proportionate interest in the net assets of the Fund, in complete redemption and cancellation of the Fund’s shares held by the shareholder, and thereafter the Fund will be terminated and dissolved.

Fund shareholders as of the close of business on the record date, May 31, 2016, will receive a Proxy Statement providing notice of the Special Meeting of Shareholders and details regarding the Plan. The Proxy Statement will also be available on the Securities and Exchange Commission’s website at http://www.sec.gov or by contacting the Fund at 800-282-6693.

For those shareholders with taxable accounts, the exchange, redemption or liquidation of their shares of the Fund will be considered a taxable transaction, and such shareholders may recognize a gain or loss for Federal income tax purposes. Shareholders should consult their tax advisers regarding the effect of the exchange, redemption or liquidation of their shares of the Fund in light of their individual circumstances.

Page 15 – Replace the Risk/Return Bar Chart (Class A Shares) for the Balanced Fund with the following chart to correct the 2013 return:
Risk/Return Bar Chart (Class A Shares) (Results do not include the sales charge; if the sales charge were included, results would be lower.)

During the period shown, the highest quarterly return was 15.36% (quarter ended June 30, 2009), and the lowest quarterly return was -17.60% (quarter ended December 31, 2008).